Equity (Details Narrative) R$ in Thousands		12 Months Ended
	Jun. 26, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) $ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 BRL (R$) $ / shares	Dec. 31, 2022 BRL (R$) shares
Disclosure Equity Abstract
Paid-in capital value			R$ 15,000		R$ 15,000
Paid-in capital shares | shares			683,509,869		683,509,869
Dividends paid, classified as operating activities					R$ 741,301
Surplus minimum mandatory					130,857
Totaling proposed dividends	R$ 872,158		R$ 984,528		872,158
Dividends paid, classified as operating activities			836,839		741,301
Additional proposed dividends			147,689		130,857
Dividends paid, ordinary shares per share | $ / shares		$ 1.44040		$ 1.2760
Dividends withholding income tax recognized in current liabilities		$ 54,641	54,641	$ 53,930	53,930
Dividends witheld income tax		54,641	54,641	53,930	53,930
Declared dividend payables		837,391	837,391	741,725	741,725
Declared dividend payables1		836,839	836,839	741,301	741,301
Dividends witheld income tax1		552	R$ 552	$ 424	424
Description of legal reserve			Earnings reserve - legal reserve: created by allocating 5% of the net income for the year up to the limit of 20% of the share capital. The Company may not create the legal reserve in the year in which the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the share capital. The purpose of the legal reserve is to ensure the integrity of the share capital. It can only be used to offset losses or increase capital, but not to pay dividends.
Investment reserve			R$ 12,753,361		R$ 10,390,535
Retained earnings		$ 2,362,826	R$ 2,362,826